UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  04/26/07
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   96,490
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101      950 73950.000SH       SOLE                67050.000          6900.000
3M Company                     COM              88579y101      986    12900 SH       SOLE                    11300              1600
American Express               COM              025816109      311     5520 SH       SOLE                     4820               700
Amgen Inc                      COM              031162100      387     6920 SH       SOLE                     6800               120
Anglo American ADR             ADR              03485p102     1582    59866 SH       SOLE                    54751              5115
Annaly Capital Mgmt            COM              035710409     1026    66300 SH       SOLE                    60100              6200
Apache Corp                    COM              037411105      820    11600 SH       SOLE                    10500              1100
Apple Inc                      COM              037833100     1370    14750 SH       SOLE                    13650              1100
Bank of America Corp           COM              060505104      523    10245 SH       SOLE                    10245
Berkshire Hathaway A           CL A             084670108     1635       15 SH       SOLE                       11                 4
Berkshire Hathaway B           CL B             084670207     4929     1354 SH       SOLE                     1245               109
C.H. Robinson Worldwide        COM              12541w209     1639    34100 SH       SOLE                    33000              1100
Chevron                        COM              166764100     2701    36515 SH       SOLE                    32831              3684
Cisco Systems Inc              COM              17275R102     1626    63690 SH       SOLE                    57450              6240
Citigroup                      COM              172967101     2350    45766 SH       SOLE                    41016              4750
City National Corp             COM              178566105      932    12665 SH       SOLE                    10364              2301
Colgate-Palmolive              COM              194162103      675    10100 SH       SOLE                     8500              1600
Colonial Properties Trust      COM SH BEN INT   195872106     1055    23100 SH       SOLE                    22600               500
ConocoPhillips                 COM              20825c104     2068    30250 SH       SOLE                    28750              1500
Consolidated Tomoka Land       COM              210226106      849    11251 SH       SOLE                    11251
Costco Wholesale Corp          COM              22160K105     1312    24375 SH       SOLE                    22675              1700
Dentsply International         COM              249030107     1887    57607 SH       SOLE                    50607              7000
Ebay Inc                       COM              278642103     1639    49430 SH       SOLE                    43030              6400
Expeditors Intl Wash           COM              302130109     4172   100957 SH       SOLE                    91607              9350
Exxon Mobil                    COM              30231g102     2811    37250 SH       SOLE                    33917              3333
FedEx Corporation              COM              31428x106     4358    40565 SH       SOLE                    36815              3750
Genentech                      COM NEW          368710406      370     4500 SH       SOLE                     4500
General Dynamics               COM              369550108     2731    35743 SH       SOLE                    32643              3100
General Electric Co            COM              369604103     2001    56576 SH       SOLE                    52464              4112
Gentex                         COM              371901109     1392    85650 SH       SOLE                    81400              4250
Goldman Sachs                  COM              38141g104     1529     7400 SH       SOLE                     7000               400
Hershey Foods                  COM              427866108      683    12500 SH       SOLE                    12250               250
Home Depot Inc                 COM              437076102     1044    28406 SH       SOLE                    26306              2100
IBM                            COM              459200101      351     3725 SH       SOLE                     3725
Jacobs Engineering Group Inc   COM              469814107      714    15300 SH       SOLE                    15000               300
Johnson & Johnson              COM              478160104     2811    46650 SH       SOLE                    40550              6100
Leucadia National              COM              527288104     1661    56450 SH       SOLE                    52150              4300
Microsoft Corp                 COM              594918104     1585    56877 SH       SOLE                    51253              5624
Mission West Properties        COM              605203108      568    39291 SH       SOLE                    35972              3319
Nomura Holdings ADR            SPONSORED ADR    65535h208      322    15550 SH       SOLE                    14950               600
Pengrowth Energy               COM              706902509      769    45600 SH       SOLE                    42100              3500
Plum Creek Timber              COM              729251108     2180    55300 SH       SOLE                    48700              6600
Procter & Gamble               COM              742718109      543     8600 SH       SOLE                     7200              1400
Progressive Corp               COM              743315103     1055    48350 SH       SOLE                    44850              3500
Prologis                       SH BEN INT       743410102     1485    22865 SH       SOLE                    20197              2668
Qualcomm Inc                   COM              747525103     1359    31850 SH       SOLE                    30000              1850
Schlumberger Limited           COM              806857108     1494    21622 SH       SOLE                    19722              1900
Singapore Fund                 COM              82929L109      423    25700 SH       SOLE                    22750              2950
St. Joe Company                COM              790148100     1813    34650 SH       SOLE                    31300              3350
Stryker Corp                   COM              863667101     3223    48604 SH       SOLE                    43404              5200
Suncor Energy                  COM              867229106     2458    32200 SH       SOLE                    28800              3400
Swiss Helvetia Fund            COM              870875101      310    15400 SH       SOLE                    13350              2050
Sysco                          COM              871829107      839    24798 SH       SOLE                    21598              3200
T. Rowe Price Group Inc        COM              74144T108     1383    29300 SH       SOLE                    25950              3350
TCW Strategic Income Fund      COM              872340104       60    11500 SH       SOLE                    11500
Texas Instruments Inc          COM              882508104     2355    78224 SH       SOLE                    69973              8251
Thor Industries                COM              885160101     2267    57550 SH       SOLE                    52400              5150
UTi Worldwide                  ORD              G87210103     2526   102750 SH       SOLE                    88550             14200
United Technologies            COM              913017109     2048    31500 SH       SOLE                    29700              1800
W.P. Stewart & Co.             COM              G84922106      101    10050 SH       SOLE                     9250               800
Wal-Mart Stores                COM              931142103     1012    21550 SH       SOLE                    19450              2100
Wells Fargo & Co               COM              949746101      876    25456 SH       SOLE                    23856              1600
Wrigley (Wm) Jr                COM              982526105     1337    26250 SH       SOLE                    24900              1350
Zebra Technologies Cl A        CL A             989207105      707    18300 SH       SOLE                    17300              1000
iShares MSCI Japan Index       MSCI JAPAN       464286848      181    12400 SH       SOLE                    10650              1750
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      313    25300 SH       SOLE                    24350               950
streetTRACKS Gold Trust        GOLD SHS         863307104     1026    15600 SH       SOLE                    14600              1000